Transition to IFRS (Details) - Schedule of reconciliation of comprehensive loss - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
GAAP [Member]
Transition to IFRS (Details) - Schedule of reconciliation of comprehensive loss [Line Items]
Selling, general and administrative	$ 4,160,716	$ 2,130,282
Interest expense	1,606,887	3
Foreign currency translation income (loss)		(482,466)
Differences in recognition and measurement [Member]
Transition to IFRS (Details) - Schedule of reconciliation of comprehensive loss [Line Items]
Selling, general and administrative		(40)
General and administrative	(7,403)
Interest expense	6,127	2,622
IFRS [Member]
Transition to IFRS (Details) - Schedule of reconciliation of comprehensive loss [Line Items]
Selling, general and administrative		2,130,242
Operating expenses	3,343,935
General and administrative	809,378
Interest expense	1,613,014	2,625
Foreign currency translation income (loss)		$ (482,466)
Reclassification [Member]
Transition to IFRS (Details) - Schedule of reconciliation of comprehensive loss [Line Items]
Selling, general and administrative	(4,160,716)
Operating expenses	3,343,935
General and administrative	$ 816,781